Income taxes - Deferred (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Deferred tax assets before netting	€ (6,274)	€ (6,568)
Deferred tax liabilities before netting	(3,126)	(3,066)
Net deferred tax liability (asset)	3,148	3,502	€ 990	€ 1,562
Netting of deferred tax liabilities	2,401	2,734
Netting of deferred tax assets	2,401	2,734
Deferred tax assets after netting	3,873	3,834
Deferred tax liabilities after netting	(725)	(332)
Tax losses carried forward and unused tax credits
Deferred tax assets and liabilities
Deferred tax assets before netting	(1,083)	(1,011)
Deferred tax liabilities before netting	(21)	0
Undistributed earnings
Deferred tax assets and liabilities
Deferred tax assets before netting	0	0
Deferred tax liabilities before netting	(215)	(193)
Intangible assets and property, plant and equipment
Deferred tax assets and liabilities
Deferred tax assets before netting	(2,962)	(3,267)
Deferred tax liabilities before netting	(312)	(309)
Right-of-use assets
Deferred tax assets and liabilities
Deferred tax assets before netting	0	0
Deferred tax liabilities before netting	(177)	(177)
Defined benefit pension assets
Deferred tax assets and liabilities
Deferred tax assets before netting	0	0
Deferred tax liabilities before netting	(1,913)	(1,989)
Other non-current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	(83)	(66)
Deferred tax liabilities before netting	(37)	(30)
Inventories
Deferred tax assets and liabilities
Deferred tax assets before netting	(185)	(216)
Deferred tax liabilities before netting	(18)	(18)
Other current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	(221)	(225)
Deferred tax liabilities before netting	(93)	(95)
Lease liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	(156)	(176)
Deferred tax liabilities before netting	0	0
Defined benefit pension and other post-employment liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	(991)	(925)
Deferred tax liabilities before netting	0	0
Other non-current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	(14)	(18)
Deferred tax liabilities before netting	(1)	0
Provisions
Deferred tax assets and liabilities
Deferred tax assets before netting	(245)	(311)
Deferred tax liabilities before netting	(138)	(73)
Other current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	(301)	(326)
Deferred tax liabilities before netting	(184)	(154)
Other temporary differences
Deferred tax assets and liabilities
Deferred tax assets before netting	(33)	(27)
Deferred tax liabilities before netting	€ (17)	€ (28)